EATON VANCE LARGE-CAP VALUE FUND
Supplement to Summary Prospectus dated May 1, 2014

Effective immediately, the portfolio managers are Michael R. Mach (lead portfolio manager) and John D. Crowley.  On June 30, 2014, Mr. Mach will retire from the Eaton Vance organization and, as of such date, the following replaces “Portfolio Managers.” under “Management”:

Portfolio Managers.  The Portfolio is managed by:

Edward J. Perkin, CFA (lead portfolio manager), Chief Equity Investment Officer and Vice President of Eaton Vance and BMR, who has managed the Portfolio since June 30, 2014; and

John D. Crowley, Vice President of Eaton Vance and BMR, who has managed the Portfolio since 2009.

May 20, 2014

15042  5.20.14

EATON VANCE LARGE-CAP VALUE FUND
Supplement to Prospectus dated May 1, 2014

Effective immediately, the portfolio managers are Michael R. Mach (lead portfolio manager) and John D. Crowley.  On June 30, 2014, Mr. Mach will retire from the Eaton Vance organization and, as of such date, the Prospectus is revised as follows:

1.  The following replaces “Portfolio Managers.” under “Management” in “Fund Summaries – Eaton Vance Large-Cap Value Fund”:

Portfolio Managers.  The Portfolio is managed by:

Edward J. Perkin, CFA (lead portfolio manager), Chief Equity Investment Officer and Vice President of Eaton Vance and BMR, who has managed the Portfolio since June 30, 2014; and

John D. Crowley, Vice President of Eaton Vance and BMR, who has managed the Portfolio since 2009.

2.  The following replaces the third paragraph under “Large-Cap Value Portfolio.” in “Management.” under “Management and Organization”:

Large-Cap Value Portfolio is managed by Edward J. Perkin, CFA (lead portfolio manager) and John D. Crowley. Mr. Perkin has served as a portfolio manager of the Portfolio since June 30, 2014 and manages other Eaton Vance portfolios.  He is Chief Equity Investment Officer and Vice President of Eaton Vance and BMR.  Prior to joining Eaton Vance in 2014, Mr. Perkin was Chief Investment Officer, International and Emerging Markets Equity, and Managing Director, Portfolio Manager, Europe, EAFE and Global, at Goldman Sachs Asset Management.  Mr. Crowley has served as a portfolio manager of the Portfolio since December 2009.  He is a Vice President of Eaton Vance and BMR and has managed other Eaton Vance portfolios for more than five years.

May 20, 2014

15043  5.20.14